Fair Value Measurements - Schedule of Fair Value Measurements of the Private Warrant Liability (Details) - Level 2 [Member]	Mar. 31, 2026	Dec. 31, 2025
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	0.67	0.66
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement		3.5
Minimum [Member] | Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	1.31	1.31
Minimum [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	111	147
Minimum [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	1.7	1.9
Minimum [Member] | Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	3.75
Maximum [Member] | Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	1.33	1.33
Maximum [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	113.3	149
Maximum [Member] | Expected term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	1.8	2
Maximum [Member] | Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement	3.76